Balance Sheet Details (Schedule of Patents) (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Oct. 31, 2014
Balance Sheet Details [Abstract]
Patents	$ 3,482,000	$ 3,389,000
Less accumulated amortization	(2,137,000)	(1,959,000)
Patents, net	1,345,000	1,430,000	1,305,000
Impairment of patents		551,000
Patent Amortization Expense	177,000	188,000
Weighted Average Remaining Amortization Period For Patents	8 years
Amortization expense, Next twelve months	183,000
Amortization expenses, Year two	183,000
Amortization expenses, Year three	183,000
Amortization expenses, Year four	183,000
Amortization expenses, Year five	$ 183,000